Concentration of Risks - Schedule of Customer and Supplier Concentration (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 901,127	$ 3,017,311			[1]
Percentage	35.00%	41.00%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Contract Liabilities [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		98.00%
Amount		$ 5,065,448
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 381,136
Percentage	15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 291,292
Percentage	11.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Amount	$ 267,403
Percentage	10.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	18.00%
Amount	$ 160,878
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	25.00%
Amount	$ 220,593
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	17.00%
Amount	$ 148,756
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	16.00%
Amount	$ 136,971
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		48.00%
Amount		$ 23,030
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		45.00%
Amount		$ 21,345
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier A [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	18.00%
Amount	$ 282,566
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier B [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		14.00%
Amount		$ 230,571
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier C [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		11.00%
Amount		$ 176,266
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier D [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		11.00%
Amount		$ 177,418
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier E [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage			[1]	14.00%
Amount			[1]	$ 360,326
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	16.00%
Amount	$ 79,318
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		20.00%
Amount		$ 84,214
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		41.00%
Amount		$ 176,383
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier G [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	13.00%
Amount	$ 64,804
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier H [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	13.00%
Amount	$ 64,657
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier I [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	11.00%
Amount	$ 53,686
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier J [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage	11.00%
Amount	$ 52,352
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier K [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		24.00%
Amount		$ 105,266
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier L [Member]
Schedule of Customer and Supplier Concentration [Line Items]
Percentage		13.00%
Amount		$ 56,676

[1]	represent percentage less than 10%